Contingent Liabilities and Commitments (Details) ₪ in Thousands	Jun. 30, 2020 ILS (₪)
Contingent Liabilities and Commitments (Textual)
Restricted bank deposit to secure credit card payments	₪ 51
Restricted bank deposit to secure the rent payment	₪ 163